Supplement Dated May 29, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated May 29, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective May 25, 2012, please remove all references to Saumen Chattopadhyay as portfolio manager for the following funds:  JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund.

Effective May 25, 2012, in the summary prospectus for each of the JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund in the section entitled “Portfolio Managers” please add:

Name:	Joined Management Team In:	Title:
Steven B. Young	May 2012	Vice President and Portfolio Manager
Mark Pliska	May 2012	Director
Deepesh Srivastava	May 2012	Director

Effective May 25, 2012, in the prospectus for each of the JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund in the section entitled “The Adviser and Portfolio Management,” please remove all references to and biographical information provided for Saumen Chattopadhyay in its entirety and replace it with the following:

The Fund is managed by a team of investment professionals who are responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.  The portfolio managers responsible for the oversight of the Fund are Messrs. Steven B. Young, Mark Pliska and Deepesh Srivastava.  Information regarding the portfolio managers of the Fund is set forth below:

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $5.4 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

Mark Pliska, CFA, is a Senior Analyst, Fixed Income for JNAM since July 2011.  Prior to joining JNAM, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008.  Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

Deepesh Srivastava is an Investment Specialist for JNAM since May 2011.  Prior to joining JNAM, Mr. Srivastava was an Assistant Vice President, Capital Market Front Office (2010-2011) and a Consultant (2009-2010) at Bank of America Merrill Lynch (through Mitchell/Martin), where he was responsible for the analysis and implementation of models/algorithms for analytics and risk management of fixed income products. Prior to that, Mr. Srivastava was a Senior Application Architect at NAVTEQ (a Nokia Company) from 2008 to 2009, and prior to that, an External Consultant for Putnam Investments (through IT Scient/OST International) from 2006 to 2008.  Mr. Srivastava holds his Bachelors in Mathematics from B.H. University in India and a Masters in Applied Statistics and Computer Science from the Indian Institute of Technology.  Additionally, Mr. Srivastava has an MBA degree in Finance from the University of Chicago.

This supplement is dated May 29, 2012.

(To be used with JMV7698 04/12, JMV7698SB 04/12, VC5869 04/12, VC5869SB 04/12, VC5869H 04/12, JMV7697 04/12, JMV7697SB 04/12, VC5890 04/12, VC5890H 04/12, VC5890SB 04/12, VC5890ML 04/12, VC4224 04/12, VC4224H 04/12, JMV8798 04/12, JMV8798SB 04/12, JMV5763ML 04/12, JMV5763WF 04/12, VC5995 04/12, VC5995H 04/12, JMV5765 04/12, JMV2731 04/12, JMV2731H 04/12, JMV8037 04/12, JMV8037H 04/12, JMV7698NY 04/12, JMV7698NYSB 04/12, NV5869 04/12, NV5869SB 04/12, JMV7697NY 04/12, JMV7697NYSB 04/12, NV5890 04/12, NV5890SB 04/12, NV4224 04/12, NV4224SB 04/12, NV4224WF 04/12, NMV2731 04/12, JMV8037NY 04/12, FVC4224FT 04/12, FVC4224FTH 04/12, VC6016 04/12, VC5526 04/12, VC5526H 04/12, VC3656 04/12, VC3656H 04/12, VC3657 04/12, VC3657H 04/12, VC3723 04/12, VC3723H 04/12, NV6016 04/12, NV5526 04/12, NV3174 04/12, NV3174CE 04/12, and NV3784 04/12.)

CMV9198 05/12

Supplement Dated May 29, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated May 29, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective May 4, 2012, please remove all references to Y. Dogan Sahin with regards to the JNL/Franklin Templeton Small Cap Value Fund.

This supplement is dated May 29, 2012.

(To be used with JMV7698 04/12, JMV7698SB 04/12, VC5869 04/12, VC5869SB 04/12, VC5869H 04/12, JMV7697 04/12, JMV7697SB 04/12, VC5890 04/12, VC5890H 04/12, VC5890SB 04/12, VC5890ML 04/12, VC4224 04/12, VC4224H 04/12, JMV8798 04/12, JMV8798SB 04/12, JMV5763ML 04/12, JMV5763WF 04/12, VC5995 04/12, VC5995H 04/12, JMV5765 04/12, JMV2731 04/12, JMV2731H 04/12, JMV8037 04/12, JMV8037H 04/12, VC5825 04/12, VC5825H 04/12, VC5885 04/12, VC5885H 04/12, VC5884 04/12, VC5884H 04/12, JMV7698NY 04/12, JMV7698NYSB 04/12, NV5869 04/12, NV5869SB 04/12, JMV7697NY 04/12, JMV7697NYSB 04/12, NV5890 04/12, NV5890SB 04/12, NV4224 04/12, NV4224SB 04/12, NV4224WF 04/12, NMV2731 04/12, JMV8037NY 04/12, FVC4224FT 04/12, FVC4224FTH 04/12, VC5526 04/12, VC5526H 04/12, VC3656 04/12, VC3656H 04/12, VC3657 04/12, VC3657H 04/12, VC3723 04/12, VC3723H 04/12, NV5526 04/12, NV3174 04/12, NV3174CE 04/12, NV3784 04/12, NV5825 04/12, HR105 04/12 and VC2440 04/12.)

CMX9199 05/12

Supplement Dated May 29, 2012
To The Statement of Additional Information
Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective May 4, 2012, please remove all references to Y. Dogan Sahin with regards to the JNL/Franklin Templeton Small Cap Value Fund.

On page 128, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please delete the table for Saumen Chattopadhyay in its entirety and add the following tables in its place:

JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund

The following table reflects information as of April 30, 2012:

Steven B. Young	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	28	$10,540
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Mark Pliska	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Deepesh Srivastava	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

On page 129, please delete the table entitled “Security Ownership of Portfolio Manager(s) for the JNL/American Funds Balanced Allocation Fund, JNL/American Fund Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/S&P 4 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the the JNL/American Funds Balanced Allocation Fund, the JNL/American Fund Growth Allocation Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/S&P 4 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund

Security Ownership of Portfolio Managers	Steven B. Young	Mark Pliska	Deepesh Srivastava
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated May 29, 2012.

(To be used with V3180 04/12 and V3180PROXY 04/12.)

CMX9200 05/12